TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2013
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
8.   TRADE RECEIVABLES, NET
Trade account receivable, which are included in Other current assets, are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $0.03 million and $0.01 as of December 31, 2013 and 2012, respectively.